Revenues - Schedule of disaggregated revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Product sales	€ 157,908	€ 163,253	€ 144,624
Other revenues from contracts with customers	16,097	5,622	8,075
Other non-IFRS 15 revenue	653	704	1,014
REVENUES	€ 174,659	€ 169,579	€ 153,713